GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA	12 Months Ended
Dec. 31, 2013
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA
NOTE 11:-	GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

a.	Summary information about geographical areas:

The Company manages its business on a basis of one reportable segment (see Note 1a for a brief description of the Company's business) and follows the requirements of ASC 280 "Segment Reporting".

The following is a summary of revenues within geographic areas based on the end-customer's location:

	Year ended December 31,
	2013	2012	2011

United States	$7,837	$5,835	$5,709
Germany	2,185	1,014	997
United Kingdom	1,878	2,691	4,991
Netherlands	1,633	9	-
Other	2,093	1,218	689

	$15,626	$10,767	$12,386

	December 31,
	2013	2012
Property and Equipment:

North America	$308	$400
Israel	129	158
Other	2	2

	$439	$560

b.	Major customers' data as a percentage of total revenues:

	Year ended December 31,
	2013	2012	2011

Customer A	14%	* )	*	)
Customer B	13%	10%	*	)
Customer C	11%	22%	38%
Customer D	10%	-	-
Customer E	* )	* )	12%
Customer F	* )	18%	*	)

*) Less than 10%